Derivative Liability - Schedule of Changes in Derivative Liabilities (Details) - Fair Value, Inputs, Level 3 [Member]	12 Months Ended
Dec. 31, 2025 USD ($)
Schedule of Changes in Derivative Liabilities [Line Items]
Balance
Initial recognition of derivative liability - conversion feature	953,571
Loss on extinguishment of derivative liability	117,217
Gain on change in fair value of the derivative	(535,329)
Balance	$ 535,459